Related Party Transactions - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Receivables - related parties	$ 3,190	$ 1,274
Accounts payable - related parties	4,276	4,397
Joint Ventures
Disclosure of transactions between related parties [line items]
Receivables - related parties	3,190	1,274
Accounts payable - related parties	4,000	4,000
Management and Directors
Disclosure of transactions between related parties [line items]
Accounts payable - related parties	$ 276	$ 397